UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
UNCONSOLIDATED AFFILIATES

O.	UNCONSOLIDATED AFFILIATES

Investments in Unconsolidated Affiliates - The following table sets forth ONEOK Partners’ investments in unconsolidated affiliates for the periods indicated:

	Net Ownership Interest	December 31, 2013	December 31, 2012
		(Thousands of dollars)
Northern Border Pipeline	50%	$404,803	$393,317
Overland Pass Pipeline Company	50%	466,671	468,710
Fort Union Gas Gathering, L.L.C.	37%	125,220	120,782
Bighorn Gas Gathering	49%	87,837	90,428
Other	Various	145,307	148,168
Investments in unconsolidated affiliates (a)		$1,229,838	$1,221,405
(a) - Equity method goodwill (Note A) was $224.3 million at December 31, 2013 and 2012.

Equity Earnings from Investments - The following table sets forth ONEOK Partners’ equity earnings from investments for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Northern Border Pipeline	$65,046	$72,705	$76,365
Overland Pass Pipeline Company	20,461	20,043	19,535
Fort Union Gas Gathering, L.L.C.	15,826	17,218	15,280
Bighorn Gas Gathering	1,952	3,820	5,990
Other	7,232	9,238	10,076
Equity earnings from investments	$110,517	$123,024	$127,246

Unconsolidated Affiliates Financial Information - The following tables set forth summarized combined financial information of ONEOK Partners’ unconsolidated affiliates for the periods indicated:

	December 31, 2013	December 31, 2012
	(Thousands of dollars)
Balance Sheet
Current assets	$155,310	$175,930
Property, plant and equipment, net	$2,557,571	$2,593,122
Other noncurrent assets	$34,478	$35,005
Current liabilities	$98,967	$145,147
Long-term debt	$442,103	$472,630
Other noncurrent liabilities	$58,221	$42,451
Accumulated other comprehensive loss	$(2,291)	$(2,503)
Owners’ equity	$2,150,359	$2,146,332

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Income Statement
Operating revenues	$528,665	$573,197	$496,158
Costs and expenses	$256,292	$269,858	$221,261
Net income	$248,998	$279,766	$249,559
Distributions paid to us	$137,498	$155,741	$156,385

ONEOK Partners incurred expenses in transactions with unconsolidated affiliates of $53.8 million, $36.1 million, and $31.0 million for 2013, 2012, and 2011, respectively, primarily related to Overland Pass Pipeline Company. Accounts payable to ONEOK Partners’ equity method investees at December 31, 2013 and 2012, were not material.

Overland Pass Pipeline Company - The Overland Pass Pipeline Company limited liability company agreement provides that distributions to Overland Pass Pipeline Company’s members are to be made on a pro-rata basis according to each member’s percentage interest.  The Overland Pass Pipeline Company Management Committee determines the amount and timing of such distributions.  Any changes to, or suspensions of, cash distributions from Overland Pass Pipeline Company requires the unanimous approval of the Overland Pass Pipeline Management Committee.  Cash distributions are equal to 100 percent of available cash as defined in the limited liability company agreement.

Northern Border Pipeline - The Northern Border Pipeline partnership agreement provides that distributions to Northern Border Pipeline’s partners are to be made on a pro-rata basis according to each partner’s percentage interest.  The Northern Border Pipeline Management Committee determines the amount and timing of such distributions.  Any changes to, or suspension of, the cash distribution policy of Northern Border Pipeline requires the unanimous approval of the Northern Border Pipeline Management Committee.  Cash distributions are equal to 100 percent of distributable cash flow as determined from Northern Border Pipeline’s financial statements based upon EBITDA, less interest expense and maintenance capital expenditures.  Loans or other advances from Northern Border Pipeline to its partners or affiliates are prohibited under its credit agreement.

During 2013, ONEOK Partners made equity contributions to Northern Border Pipeline Company of approximately $30.8 million.

In September 2012, Northern Border Pipeline filed with the FERC a settlement with its customers to modify its transportation rates. In January 2013, the settlement was approved and the new rates are effective January 1, 2013. The new long-term transportation rates are approximately 11 percent lower compared with previous rates.